Note 18 - Contingencies	12 Months Ended
Dec. 31, 2015
Loss Contingency [Abstract]
Contingencies Disclosure [Text Block]
18.	CONTINGENCIES

Legal Proceedings

The Company is involved in several litigation matters relating to its intellectual property, as detailed below. While the Company cannot make any assurances regarding the eventual resolution of these matters, the Company does not believe at this time that the final outcomes will have a material adverse effect on its consolidated results of operations or financial condition.

O2Micro, Inc. v. Texas Instruments Japan Limited. In November 2013, the Company filed a patent infringement suit against Texas Instruments Japan Limited (“Texas Instrument”) in the Civil Division of the Tokyo District Court. The complaint alleges, inter alia, that Texas Instruments’ charging products infringe on the Company’s related Japanese patents. The matter is currently pending.

O2Micro (China) Co., Ltd. v. Legendsec Information Technology (Beijing) Inc., et al., Chengdu Intermediate Court, China. The Company filed a trade secret infringement suit against Yunfeng Li, Chengdu Feitong Technology Co., Ltd. and Legendsec Information Technology (Beijing) Inc. (“Legendsec”) in Chengdu Intermediate Court on August 18, 2014, requesting the three defendants to stop the infringement actions and claim for compensatory damages. Three hearings have been held since October 2014. The matter is currently pending.

O2Micro (China) Co., Ltd. v. Legendsec Information Technology (Beijing) Inc., Beijing Haidian District People's Court, China. The Company filed a copyright infringement suit against Legendsec Information Technology (Beijing) Inc. in Beijing Haidian District People's Court on November 19, 2014, requesting the defendant to stop the infringement actions and claim for compensatory damages. The first hearing was held on March 16, 2015. The second hearing was held on April 22, 2015. The third hearing was held on May 19, 2015. The Court made a judgment to reject the Company’s claim on July 3, 2015. The Company appealed to Beijing Intellectual Property Court on July 14, 2015. The first hearing of the second trial was held on December 23, 2015. The Court made a final judgment to reject the Company’s appeal and sustain the original judgment on February 26, 2016. The matter is now closed.

O2Micro (China) Co., Ltd. v. Nanjing AnalogChipTech Semiconductor Co., Ltd.,et al., Nanjing Intermediate Court, China. The Company filed a patent infringement suit against Nanjing AnalogChipTech Semiconductor Co., Ltd., and Nantong Minghui Power Tools Co., Ltd. in Nanjing Intermediate Court on October 29, 2015, requesting two defendants to stop the infringement action, destroy the infringing products and claim for compensatory damages. The first hearing was held on January 18, 2016. All parties reached and signed a settlement agreement on January 18, 2016 and this case is now closed.

O2Micro (China) Co., Ltd. v. Nanjing AnalogChipTech Semiconductor Co, Ltd.,et al., Nanjing Intermediate Court, China. The Company filed a trade secret infringement suit against Xiaohu Tang and Nanjing AnalogChipTech Semiconductor Co., Ltd. in Nanjing Intermediate Court on October 29, 2015, requesting two defendants to stop the infringement action, destroy the infringing products and claim for compensatory damages. The first hearing was held on January 11, 2016. All parties reached and signed a settlement agreement on January 18, 2016 and this case is now closed.

The Company received $0, $75,000, and $0 litigation income in relation to patent litigation cases in the United States for the years ended December 31, 2015, 2014, and 2013, respectively.

The Company, as a normal course of business, is a party to litigation matters, legal proceedings, and claims. These actions may be in various jurisdictions and may involve patent protection and/or infringement. While the results of such litigations and claims cannot be predicted with certainty, the final outcome of such matters is not expected to have a material adverse effect on its consolidated financial position or results of operations. No assurance can be given, however, that these matters will be resolved without the Company becoming obligated to make payments or to pay other costs to the opposing parties, with the potential for having an adverse effect on the Company’s financial position or its results of operations. No provision for any litigation has been provided as of December 31, 2015 and 2014.